Fair value measurements - Financial instruments disclosed, but not carried at fair value (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments not carried at fair value
Debt	$ 697.7	$ 723.2	$ 396.2
Carrying Value | Series A preference shares
Financial instruments not carried at fair value
Redeemable preference shares	108.8	106.1
2017 SEK Subordinated Notes
Financial instruments not carried at fair value
Debt	304.6	330.7
2017 SEK Subordinated Notes | Carrying Value
Financial instruments not carried at fair value
Debt	304.6	330.7
2016 SIG Senior Notes
Financial instruments not carried at fair value
Debt	393.1	392.5	392.5
2016 SIG Senior Notes | Carrying Value
Financial instruments not carried at fair value
Debt	393.1	392.5	392.5
Level 3 | Fair Value | Series A preference shares
Financial instruments not carried at fair value
Redeemable preference shares	95.0	90.0
Level 3 | 2017 SEK Subordinated Notes | Fair Value
Financial instruments not carried at fair value
Debt	313.7	341.4
Level 3 | 2016 SIG Senior Notes | Fair Value
Financial instruments not carried at fair value
Debt	$ 367.2	$ 392.3	$ 382.4